Financial assets and liabilities	12 Months Ended
Dec. 31, 2023
Financial assets and liabilities [Abstract]
Financial assets and liabilities
13	Financial assets and liabilities

Categories of financial assets and liabilities

The financial assets and liabilities as of December 31, 2023 and 2022, are summarized as follows:

	2023	2022
Financial assets
Valued at amortized cost
Cash and cash equivalents	$98,379	$94,733
Restricted cash	1,665	2,059
Trade receivables	239,988	342,715
Other accounts receivable	19,173	143,587
Related parties	70,078	71,123
Total current financial assets	$429,283	$654,217

Financial liabilities
Valued at amortized cost
Short-term portion of the financial debt	$64,139	$35,030
Trade payables	350,653	437,382
Accounts payable and accrued expenses	275,540	466,077
Related parties	147,098	165,280
Total short-term portion of the financial debt	837,430	1,103,769
Long-term financial debt	12,374	32,475
Total financial liabilities	$849,804	$1,136,244

As of December 31, 2023, and 2022, the carrying value of the financial assets and liabilities at amortized cost is considered similar to their fair value.

Financial debt

The information for financing as of December 31, 2023 and 2022 is summarized as follows:

	2023		2022
	Short-term	Long-term	Short-term	Long-term
Payable in Mexican pesos
Daimler Financial Services México, S. de R.L. de C.V.	$6,720	$-	$6,946	$6,720

Recognition of debt and substitution of debtor for $40.9 million at a fixed rate of 12%, with monthly payments of principal and interest and maturing in November 2019.

In order to improve the profile of the schedule of payments, a new debt recognition was formalized on October 11, 2018, in the amount of $28 million at a 12.9% fixed rate, with monthly payments on principal and interest, due October 2021.

In order to face the effects of the Covid-19 pandemic, the Company obtained two grace periods of 3 months each for the principal payment from April to September 2020, extending the term of the loan to January 2022.

On June 19, 2021, a new agreement was signed with the finance company in order to extend the amortization period for a total amount of $19.9 million at a fixed rate of 12.9%, with monthly payments of principal and interest and maturity in June 2024.

On August 2, 2022, a new agreement was signed with the financial company in order to extend the amortization period, for a total amount of $15.4 million at a fixed rate of 13.0%, with monthly payments of principal and interest and maturing in December 2024.

Banco Autofin México, S.A. Institución de Banca Múltiple	3,000	-	4,257	3,000

Five simple lines of credit with mortgage guarantee initially contracted for $25.5, $45.8, $34.6, $21.6 and $8.4 million at a variable rate of 28-day TIIE plus 450 base points, with monthly payments of principal and interest and maturing in September 2024. The credit for $25.5 was settled on January 14, 2022. The credits for $45.8, $34.6 and $8.4 were settled on July 29, 2022.

On November 26, 2018, a new credit line for $20.0 million was drawn down at a 28-day TIIE variable rate plus 550 base points and due in November 2023. This credit was settled on January 27, 2023.

In order to deal with the effects of the Covid-19 pandemic, the Company obtained a 6-month grace period in the principal payment of 4 of the 6 lines, the period applies from January to June of 2020, extending the maturity of these lines accordingly. This loan was paid on March 27, 2024.

	2023		2022
	Short-term	Long-term	Short-term	Long-term
INPIASA, S.A. de C.V.	202	-	403	-

Contract for line of credit, the first for $15.7 million at a variable rate of the 28-day TIIE plus 450 basis points, with monthly payments of principal and interest, and maturing August 2021.

In 2022, an amending agreement was signed with INPIASA in order to extend the amortization period, maturing in December 2024.

Others investors	11,711	-	12,561	-

Two unsecured loans were contracted, each for $6.0 million at a fixed annual rate of 15.0%, with principal and interest payments due, originally in October 2020. In January 2021, a principal payment of $1.0 million was made to each line. As part of the negotiations carried out by the Company, new conditions were agreed for each line, increasing the interest rate by 0.25%, as well as extending the maturity date in October 2023.The loan remains current and maturity was extended to December 31, 2024.

In July 2021, a credit line with multiple drawdowns was contracted, the first being made on July 28, 2021. The balance as of December 31, 2022, is $5,061 million with a rate of 15% and maturing in September 2023. The loan remains current and maturity was extended to December 31, 2024.

Hewlett Packard	159	324	137	350

In January 2022, an additional line was contracted for $622.5, at a fixed rate of 9.87%, monthly payments of principal and interest on unpaid balances with maturity in December 2025.

On July 14, 2022, the contract was renegotiated with the following conditions: a fixed rate of 11.20%, monthly payments of principal and interest on unpaid balances, and maturity in September 2026.

Desarrollo del Crédito Sustentable, S.A. de C.V. SOFOM, Entidad no regulada	25,068	-	-	-

In March 2023, a line of credit was contracted for $7.7 million at a fixed annual rate of 13.50%, maturing in March 2024.

In April 2023 a line of credit was contracted for $11.6 million and in June 2023 a line of credit was contracted for $5.651 million, both at an annual fixed rate of 13.50%, with maturity dates in April and June 2024, respectively.

Excavsa, S.A. de C.V.	3,000	-	-	-

On October 2, 2023, a line of credit was contracted for $3.0 million at a monthly fixed rate of 2.0%, with a maturity date of October 2, 2024. This loan was paid on April 3, 2024.
Interest payable	4,942	-	2,174	-
	54,802	324	26,478	10,070

	2023		2022
	Short-term	Long-term	Short-term	Long-term
Payable in US dollars
Hewlett Packard	6,383	12,050	5,258	19,074

Two lines of credit for $607.8 thousand dollars and $201.6 thousand dollars, at a fixed rate of 6.84% and 6.13%, monthly payments of principal and interest on unpaid balances and maturing in March and October 2024, respectively.

In order to face the effects of the Covid-19 pandemic, the Company obtained a grace period of 3 months in the payment of principal for the months of May to July, extending the term of each credit line 3 months.

In order to continue with the Company’s technological transformation strategy, 3 additional simple credit lines were contracted for $86.6 thousand dollars, $96.9 thousand dollars and $ 252.1 thousand dollars, at a fixed rate of 5.96%, 7.16% and 4.58% fixed annual, respectively, monthly payments of principal and interest on unpaid balances and maturing in March, April and August 2025.

In January 2021, two additional lines were contracted for $43.3 thousand dollars and $385.0 thousand dollars, at a fixed rate of 5.14% and 4.76%, monthly payments of principal and interest on unpaid balances and maturity in December 2025.

On July 14, 2022, the contracts were renegotiated with the following conditions for each line, increasing the rate by 0.25%, as well as extending the maturity date for one year.

On September 25, 2023, the contracts were renegotiated with the same conditions for each line, increasing the rate by 0.25% and extending the maturity date to March 31, 2027.

PNC, Bank, N.A.	2,906	-	3,294	3,331

Line of credit with collateral for $860 thousand dollars hired on August 22, 2019, at a fixed rate of 4.40%, semiannual payments of principal and interest on unpaid balances and maturing in July 2024.
Interest payable	48	-	-	-
	9,337	12,050	8,552	22,405
	$64,139	$12,374	$35,030	$32,475

Covenants

Some of the agreements related to the abovementioned loans contain certain covenants including restricting the payment of dividends, not reducing the capital stock and not splitting, as well as conditioning the sale of assets, the foregoing without prior authorization from the creditor; likewise, in some cases, a copy of quarterly and audited financial statements must be delivered, as well as reasonable information requested by the creditor. As of December 31, 2023, and 2022, Grupo TMM and subsidiaries complied with the covenants set forth in those contracts.

The interest expense on the financial debt was $9,411 and $9,096 for the periods of twelve months ended December 31, 2023 and 2022, respectively.

The maturity of the long-term financial debt as of December 31, 2023 and 2022 is as follows:

	2023	2022
Maturity
2024	$-	$16,617
2025	7,312	6,362
2026	4,518	5,556
2027	544	3,940
	$12,374	$32,475